Loss Per Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share Disclosure [Line Items]
Reduction for weighted average ordinary shares deemed to have been retired as a result of the Prepaid Forward Contracts	6,345,450	6,345,450	6,345,450
Convertible senior notes
Earnings Per Share Disclosure [Line Items]
Anti-dilutive securities excluded from computation of diluted loss per share	41,133	605,613	3,398,960
Stock Options
Earnings Per Share Disclosure [Line Items]
Anti-dilutive securities excluded from computation of diluted loss per share	9,564,244	8,670,108	9,489,285